Quarterly Financial Data (Unaudited) Restatement of Previously Issued Financial Statements - Unaudited Condensed Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (224,217)	$ (105,556)	$ (105,981)	$ (119,872)	$ (609,192)	[1]	$ (225,428)	[1]	$ (401,905)	[2]	$ (33,077)	[2]	$ (24,266)	[2]
Claims amortization expense	$ 121,008	111,851	38,991	41,708	355,481		153,560		266,929		164		125
Paid in kind interest				34,744	204,263	[1]	80,947	[1]	145,321		27,023		20,843
Deferred income taxes				(531)			(531)		(531)
Change in operating assets and liabilities:
Accounts receivable				(918)	53		(7,664)		(6,195)
Net cash used in operating activities				(60,912)	(31,533)		(70,764)		(80,635)		2,249		(14)
Net cash provided by (used in) investing activities				(3,015)	7,759		(4,563)		(5,684)		(2,007)		986
Net cash provided by financing activities				98,728	$ 15,352		99,351		$ 99,735		$ (10,457)		$ 9,610
As previously reported
Cash flows from operating activities:
Net loss		(27,060)	(77,124)	(91,015)			(118,075)
Claims amortization expense		66,331	23,818	26,535			92,866
Paid in kind interest				21,369			34,475
Deferred income taxes				(857)			(857)
Change in operating assets and liabilities:
Accounts receivable				(901)			(7,525)
Net cash used in operating activities				(60,912)			(70,764)
Net cash provided by (used in) investing activities				(3,015)			(4,563)
Net cash provided by financing activities				98,728			99,351
Restatement Adjustments
Cash flows from operating activities:
Net loss		(78,496)	(28,857)	(28,857)			(107,353)
Claims amortization expense		$ 45,520	$ 15,173	15,173			60,694
Paid in kind interest				13,375			46,472
Deferred income taxes				326			326
Change in operating assets and liabilities:
Accounts receivable				$ (17)			$ (139)

[1]	Balances include related party transactions. See Note 13, Related Party Transactions, for further details.
[2]	Balances include related party transactions. See Note 14, Related Party, for further details.